RELATED PARTIES (Details Narrative) - USD ($)			12 Months Ended
	Jun. 01, 2023	Mar. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 03, 2024	Nov. 25, 2024	Mar. 31, 2024
Interest expense			$ 16,574,000	$ 14,819,000	$ 14,724,000
Compensation			$ 92,000	$ 3,171,000
Compensation issued shares				668
Accrued compensation			$ 50,000,000					$ 200,000,000
Independent Director One [Member]
Compensation				$ 100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director One [Member] | Stock Equivalent [Member]
Compensation				50,000
Independent Director One [Member] | Cash [Member]
Compensation				50,000
Independent Director Two [Member]
Compensation				100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Two [Member] | Stock Equivalent [Member]
Compensation				50,000
Independent Director Two [Member] | Cash [Member]
Compensation				50,000
Independent Director Three [Member]
Compensation				100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Three [Member] | Stock Equivalent [Member]
Compensation				50,000
Independent Director Three [Member] | Cash [Member]
Compensation				50,000
Independent Director Four [Member]
Compensation				100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Four [Member] | Stock Equivalent [Member]
Compensation				50,000
Independent Director Four [Member] | Cash [Member]
Compensation				50,000
Four Independent Directors [Member] | Cash [Member] | Arrears on Semi-annual Basis [Member]
Compensation		$ 25,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Loan amount						$ 1,510,000	$ 616,497
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Equity ownership percentage						2.00%	4.50%
FAW Finance Co., Ltd. [Member]
Maturity date, description			November 1, 2022 to November 1, 2025.
Interest rate			3.915%
Default principal rate			5.0895%
Interest expense			$ 8,835,000	7,510,000	7,240,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Maturity date, description			August 1, 2024
Interest rate			4.90%
Interest expense			$ 189,347	$ 203,081	$ 245,342
Other payable